6. Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured on a recurring basis
Fair Value at September 30, 2018		Fair Value Measurement at September 30, 2018
		Level 1	Level 2	Level 3

Investment in Rio Silver equities	$85,213	$85,213	$–	$–

	Fair Value at December 31, 2017	Fair Value Measurement at December 31, 2017
		Level 1	Level 2	Level 3

Investment in Rio Silver equities	$109,532	$109,532	$–	$–